Equity (Details) $ in Thousands					1 Months Ended					12 Months Ended
	Oct. 16, 2020 shares	Oct. 01, 2020 shares	Apr. 01, 2020	Sep. 13, 2019 USD ($) shares	Nov. 20, 2020 USD ($) shares	Sep. 17, 2020	Dec. 03, 2019	Aug. 22, 2019 USD ($) shares	Mar. 28, 2019	Dec. 31, 2020 USD ($) shares	Mar. 19, 2020	Dec. 31, 2019 shares	Aug. 30, 2019 USD ($)	Jul. 23, 2019 USD ($)	Jul. 08, 2019 USD ($)	Mar. 31, 2019 USD ($)
Equity (Details) [Line Items]
Description of american depositary shares										The Bank of New York Mellon, as depositary, registers and delivers the Company’s ADSs. Each ADS represents one hundred and forty (140) ordinary shares. Each ADS will also represent any other securities, cash or other property which may be held by the depositary.
Description of reverse share split						the Company convened a special general meeting of its shareholders, whereby the shareholders approved, inter alia, (i) an increase to the Company’s share capital from 500,000,000 ordinary shares to 750,000,000 ordinary shares; and (ii) a reverse split of the Company’s share capital up to a ratio of 20:1 (the “Reverse Split”).
Description of public offering									The total gross proceeds to the Company from the Offerings was $2,000, not including the conversion above mentioned by Yorkville and net of issue expenses in the total amount of $356, out of which $248 were attributed to the Registered Direct Offering and the additional $108 were attributed to the Warrants. The closing of the sale of the ADSs and Warrants occurred on April 1, 2019.
Warrants exercise price									245		24.5
Resale of underlying the warrants								459,640
Purchase agreement, description					(i) one ADS and (ii) two warrants to purchase one ADS each, at a purchase price of $5.02 per unit (“November 2020 Warrants”). The November 2020 Warrants have an exercise price of $5.02 per ADS, will be exercisable upon issuance and will expire five years from the date of issuance.
Gross proceeds | $					$ 4,200
Shares issued					835,447					145,148,593		11,439,401
Outstanding Convertible debentures | $				$ 325									$ 375	$ 450	$ 100
Total consideration of conversion | $										$ 250						$ 1,507
Purchase Agreement [Member]
Equity (Details) [Line Items]
Purchase agreement, description							the Company entered into definitive securities purchase agreements with institutional investors to purchase an aggregate 14,286 of the Company’s ADSs, representing 2,000,040 ordinary shares, at a purchase price of $87.5 per ADS in a registered direct offering (the “December Registered Direct Offering”). The proceeds to the Company from the December Registered Direct Offering were $1,029, net of issue expenses in the total amount of $221.		(i) 9,184 of the Company’s ADSs, representing 1,285,760 ordinary shares, at a purchase price of $245 per ADS, in a registered direct offering (the “Registered Direct Offering”); and (ii) warrants to purchase up to 6,888 ADSs, representing 964,320 ordinary shares, with an initial exercise price of $245 per ADS (the “Warrants”), in a concurrent private placement (the “March 2019 Financing Round” and, together with the Registered Direct Offering, the “Offerings”). The March 2019 Financing Round included an investment from Yorkville that was made by converting $250 of the principal outstanding amount under the Convertible Debentures (see Note 13b).
April 2020 Purchase Agreement [Member]
Equity (Details) [Line Items]
Purchase agreement, description			the Company entered into a definitive securities purchase agreement (the “April 2020 Purchase Agreement”) with institutional investors to purchase of 59,524 units, each consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one Series B warrant to purchase one ADS, at a purchase price of $20.993 per unit. The Series B warrants have an exercise price of $30.10 per ADS, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1,250. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 59,524 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, all Series B warrants were exercised.
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares issued	750,000,000
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares issued	1,800,000,000
ADSs [Member]
Equity (Details) [Line Items]
Ordinary shares issued		140		1,141,140
Resale of underlying the warrants								6,566
Fair value of warrants | $								$ 464
Shares issued				8,151